Goodwill, Net (Tables)	12 Months Ended
May 31, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill, Net
Goodwill, net, consisted of the following:

	As of May 31,
	2025	2026
	US$	US$
Beginning balance	139,743	139,916
Exchange differences	173	2,726
Ending balance	139,916	142,642
Accumulated impairment	(96,084)	(96,084)

Goodwill, net	43,832	46,558